Organization and Basis of Presentation	6 Months Ended
Apr. 30, 2025
Organization and Basis of Presentation [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Jiuzi Holdings, Inc. (“Company” or “Jiuzi Holdings”) was incorporated in the Cayman Islands on October 10, 2019. It is a holding company with no operations. The Company sells new energy batteries, electronic power equipment and auxiliaries through its wholly owned subsidiaries located in the People’s Republic of China (“PRC” or “China”).

Jiuzi New York Inc. (“Jiuzi New York”), a New York corporation established on April 3, 2023. is a wholly owned subsidiary of Jiuzi Holdings. It is mainly involved in corporate investment consulting.

Jiuzi New Energy International Holding Group (HK) Limited (“Jiuzi HK”) was organized under the laws of the Hong Kong Special Administrative Region of the PRC on May 23, 2023 and it was a wholly owned subsidiary of. Jiuzi New York that is mainly involved in corporate investment consulting.

Shenzhen Jiuzi New Energy Holding Group Co., Ltd. (“Shenzhen Jiuzi”) was incorporated on August 1, 2023 under the laws of the People’s Republic of China. It was a wholly owned subsidiary of New Energy Holding HK and is mainly involved in the sales of batteries, electronic power equipment and auxiliaries.

Below is Jiuzi Holdings’ organizational chart: